Nov. 06, 2015

March 16, 2016

DBX ETF TRUST

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF

Deutsche X-trackers FTSE Emerging Enhanced Beta ETF

Deutsche X-trackers Russell 1000 Enhanced Beta ETF

(the “Funds”)

Supplement to the Funds’ Prospectus and Statement of Additional Information,

dated November 6, 2015

Effective immediately, the above-listed Funds are renamed as follows:

Current Fund Name	New Fund Name

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

Deutsche X-trackers FTSE Emerging Enhanced Beta ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Deutsche X-trackers Russell 1000 Enhanced Beta ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF